Intangible Assets and Goodwill - Schedule of Estimates Amortization Expense (Details)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 449,666
2022	449,666
2023	449,666
2024	449,666
2025 and thereafter	4,421,712
Total	$ 6,220,375